Exhibit 99.2

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2015, leases with a total base residual value of 28,823,921.70 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	June	$468,166,020.84
	July	$418,830,500.27	$8,709,586.16	11.56%	$42,973,497.53	10.39%
	August	$402,476,198.52	$8,482,799.51	11.26%	$10,109,467.20	2.44%
	September	$384,534,700.54	$8,218,926.51	10.91%	$11,873,084.10	2.87%
	October	$369,691,059.23	$7,998,308.92	10.62%	$8,899,957.05	2.15%
	November	$350,761,515.97	$7,675,225.29	10.19%	$13,229,640.50	3.20%
	December	$329,121,200.71	$7,279,950.75	9.66%	$16,234,529.07	3.93%
2016-	January	$299,728,103.65	$6,701,690.58	8.90%	$24,449,906.27	5.91%
	February	$256,517,482.20	$5,793,042.71	7.69%	$39,018,998.08	9.44%
	March	$210,344,222.71	$4,816,511.17	6.39%	$42,727,441.62	10.33%
	April	$164,499,857.32	$3,806,348.74	5.05%	$43,161,932.08	10.44%
	May	$117,334,113.60	$2,757,585.11	3.66%	$45,286,969.58	10.95%
	June	$71,830,007.60	$1,725,812.93	2.29%	$44,405,159.69	10.74%
	July	$28,519,092.78	$721,699.73	0.96%	$42,973,145.55	10.39%
	August	$17,617,476.71	$450,464.03	0.60%	$10,603,415.90	2.56%
	September	$7,791,634.45	$200,010.37	0.27%	$9,719,838.95	2.35%
	October	$57,067.64	$1,544.49	0.00%	$7,774,599.75	1.88%
	November	$0.00	$0.00	0.00%	$57,372.00	0.01%

Total			$75,339,507.00	100.00%	$413,498,954.92	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$488,838,461.92

Ford Credit Auto Lease Trust 2013-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2015	Car	906	88.30%	$(571)	(1.89)%	(3.41)%
	CUV	739	75.33%	$2,709	7.23%	13.12%
	SUV	113	77.40%	$4,112	11.70%	25.45%
	Truck	118	53.88%	$5,694	12.71%	24.08%
	Total/Average	1,876	79.09%	1,397	4.07%	7.47%
May 2015	Car	809	87.93%	$(963)	(3.18)%	(5.82)%
	CUV	634	72.96%	$2,315	6.01%	11.10%
	SUV	96	74.42%	$3,639	10.85%	23.84%
	Truck	100	58.48%	$6,016	13.28%	25.60%
	Total/Average	1,639	78.46%	$1,001	2.89%	5.39%
June 2015	Car	739	83.98%	$(1,224)	(4.01)%	(7.43)%
	CUV	637	72.30%	$2,131	5.66%	10.56%
	SUV	116	75.82%	$3,588	10.42%	23.29%
	Truck	83	43.23%	$5,628	12.43%	23.67%
	Total/Average	1,575	74.79%	$848	2.46%	4.64%